GAIN ON EXTINGUISHMENT OF DEBTS (Details Textual) (USD $)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013	Jun. 30, 2012	Dec. 31, 2012	Dec. 31, 2011
Gain on extinguishment of debts	$ 498,025	$ 562,361	$ 1,051,013	$ 817,513	$ 1,666,386	$ 987,518